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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7986

The Alger Institutional Funds
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

ITEM 1. Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS  |

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments‡ (Unaudited) July 31, 2011

	SHARES	VALUE
COMMON STOCKS—95.6%

ADVERTISING—1.8%
Focus Media Holding Ltd.#*	677,200	$22,273,108

AEROSPACE & DEFENSE—1.1%
Goodrich Corp.	139,800	13,300,572

AIR FREIGHT & LOGISTICS—2.1%
FedEx Corp.	123,600	10,738,368
United Parcel Service, Inc., Cl. B	231,600	16,031,352
		26,769,720
AIRLINES—0.5%
United Continental Holdings, Inc.*	342,000	6,197,040

APPAREL RETAIL—0.8%
Abercrombie & Fitch Co., Cl. A	135,000	9,871,200

APPLICATION SOFTWARE—1.5%
Informatica Corp. *	75,400	3,855,202
Nice Systems Ltd. #*	153,000	5,465,160
Salesforce.com, Inc. *	65,500	9,478,505
		18,798,867
ASSET MANAGEMENT & CUSTODY BANKS—0.5%
Affiliated Managers Group, Inc. *	58,200	6,072,006
KKR & Co., LP	11,800	172,870
		6,244,876
AUTO PARTS & EQUIPMENT—0.5%
Lear Corp.	136,200	6,673,800

AUTOMOBILE MANUFACTURERS—1.0%
Bayerische Motoren Werke AG#	387,700	12,902,656

BIOTECHNOLOGY—0.8%
Gilead Sciences, Inc. *	115,800	4,905,288
Human Genome Sciences, Inc. *	253,100	5,317,631
		10,222,919
BROADCASTING & CABLE TV—0.5%
CBS Corp., Cl. B	213,800	5,851,706

CABLE & SATELLITE—0.8%
Comcast Corporation, Cl. A	395,300	9,495,106

CASINOS & GAMING—1.2%
Las Vegas Sands Corp.*	328,500	15,498,630

COAL & CONSUMABLE FUELS—1.3%
Arch Coal, Inc.	391,900	10,032,640
Peabody Energy Corp.	107,300	6,166,531
		16,199,171
COMMODITY CHEMICALS—0.5%
Celanese Corp.	122,000	6,725,860

COMMUNICATIONS EQUIPMENT—2.1%
Ciena Corp. *	113,200	1,750,072
Cisco Systems, Inc.	40,200	641,994
Juniper Networks, Inc. *	71,300	1,667,707

	SHARES	VALUE
COMMON STOCKS—(CONT.)

COMMUNICATIONS EQUIPMENT—(CONT.)
QUALCOMM, Inc.	406,200	$22,251,636
		26,311,409
COMPUTER HARDWARE—6.3%
Apple, Inc. *	199,900	78,056,951
Hewlett-Packard Co.	73,200	2,573,712
		80,630,663
COMPUTER STORAGE & PERIPHERALS—1.9%
EMC Corp. *	662,800	17,285,824
Seagate Technology PLC	467,400	6,492,186
		23,778,010
CONSTRUCTION & ENGINEERING—0.3%
Chicago Bridge & Iron Co., NV#	81,100	3,345,375

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—3.2%
Caterpillar, Inc.	142,600	14,087,454
Cummins, Inc.	126,300	13,246,344
Deere & Co.	83,100	6,524,181
WABCO Holdings, Inc. *	119,600	7,540,780
		41,398,759
DATA PROCESSING & OUTSOURCED SERVICES—1.3%
Mastercard, Inc.	53,800	16,314,850

DEPARTMENT STORES—0.7%
Kohl’s Corp.	161,600	8,841,136

DIVERSIFIED METALS & MINING—2.3%
Cliffs Natural Resources, Inc.	78,900	7,086,798
Freeport-McMoRan Copper & Gold, Inc.	65,100	3,447,696
Molycorp, Inc. *	266,700	16,970,121
		27,504,615
DRUG RETAIL—1.5%
CVS Caremark Corp.	510,700	18,563,945

EDUCATION SERVICES—0.4%
New Oriental Education & Technology Group#*	43,500	5,556,255

ENVIRONMENTAL & FACILITIES SERVICES—0.6%
Republic Services, Inc.	255,900	7,428,777

FERTILIZERS & AGRICULTURAL CHEMICALS—1.1%
Mosaic Co., /The	199,900	14,136,928

FOOTWEAR—0.7%
Salvatore Ferragamo Italia SpA*	436,900	8,318,975

HEALTH CARE DISTRIBUTORS—0.4%
McKesson Corp.	63,400	5,143,008

HEALTH CARE EQUIPMENT—1.6%
Covidien PLC	338,340	17,184,289
Insulet Corp. *	133,500	2,624,610
		19,808,899
HEALTH CARE FACILITIES—0.5%
Universal Health Services, Inc., Cl. B	137,800	6,840,392

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HEALTH CARE SERVICES—1.2%
Express Scripts, Inc.*	270,100	$14,655,626

HOME IMPROVEMENT RETAIL—0.7%
Lowe’s Companies, Inc.	415,000	8,955,700

HOTELS RESORTS & CRUISE LINES—0.5%
Wyndham Worldwide Corporation	174,400	6,032,496

HOUSEHOLD PRODUCTS—1.1%
Procter & Gamble Co., /The	216,000	13,281,840

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.3%
Towers Watson & Co.	71,770	4,388,736

INDUSTRIAL CONGLOMERATES—1.1%
McDermott International, Inc. *	65,000	1,311,050
Tyco International Ltd.	271,255	12,013,884
		13,324,934
INDUSTRIAL MACHINERY—2.8%
Eaton Corp.	163,400	7,835,030
Flowserve Corp.	39,890	3,964,268
Ingersoll-Rand PLC	264,100	9,882,622
Stanley Black & Decker, Inc.	222,100	14,607,517
		36,289,437
INTEGRATED OIL & GAS—3.7%
ConocoPhillips	324,900	23,389,551
Royal Dutch Shell PLC #	327,800	24,112,968
		47,502,519
INTEGRATED TELECOMMUNICATION SERVICES—0.3%
Verizon Communications, Inc.	108,300	3,821,907

INTERNET RETAIL—2.0%
Amazon.com, Inc. *	86,100	19,158,971
Expedia, Inc.	250,825	7,948,644
		27,107,615
INTERNET SOFTWARE & SERVICES—4.8%
Baidu, Inc. #*	8,400	1,319,388
eBay, Inc. *	365,200	11,960,300
Google, Inc., Cl. A *	40,310	24,334,744
IAC/InterActiveCorp. *	255,500	10,575,145
Sina Corp. *	43,230	4,672,731
VistaPrint NV *	181,700	4,851,390
Yahoo! Inc. *	211,000	2,764,100
		60,477,798
INVESTMENT BANKING & BROKERAGE—0.3%
Lazard Ltd., Cl. A	69,000	2,318,400
LPL Investment Holdings, Inc. *	46,400	1,533,520
		3,851,920
IT CONSULTING & OTHER SERVICES—2.6%
Cognizant Technology Solutions Corp., Cl. A *	92,900	6,490,923
International Business Machines Corp.	146,800	26,695,580
		33,186,503

	SHARES	VALUE
COMMON STOCKS—(CONT.)

LEISURE PRODUCTS—1.7%
Hanesbrands, Inc. *	276,200	$8,426,862
PVH Corp.	179,300	12,828,915
		21,255,777
LIFE & HEALTH INSURANCE—0.4%
MetLife, Inc.	129,100	5,320,211

LIFE SCIENCES TOOLS & SERVICES—1.5%
Thermo Fisher Scientific, Inc.*	318,500	19,138,665

MANAGED HEALTH CARE—3.3%
Aetna, Inc.	647,100	26,848,179
CIGNA Corp.	113,500	5,648,895
UnitedHealth Group, Inc.	196,500	9,752,295
		42,249,369
MORTGAGE REITS—0.3%
Annaly Capital Management, Inc.	221,300	3,713,414

MOVIES & ENTERTAINMENT—1.0%
Liberty Media Corp., Capital, Cl. A *	73,200	5,842,092
Walt Disney Co., /The	165,400	6,387,748
		12,229,840
OIL & GAS EQUIPMENT & SERVICES—3.3%
Baker Hughes, Inc.	381,905	29,551,809
Halliburton Company	194,100	10,623,093
National Oilwell Varco, Inc.	19,100	1,538,887
		41,713,789
OIL & GAS EXPLORATION & PRODUCTION—2.5%
Newfield Exploration Co. *	186,300	12,560,346
Nexen, Inc.	97,400	2,269,420
Petrohawk Energy Corp. *	261,900	10,001,961
SM Energy Co.	82,000	6,178,700
		31,010,427
OIL & GAS REFINING & MARKETING—0.1%
Marathon Petroleum Corp.	32,400	1,418,796

OTHER DIVERSIFIED FINANCIAL SERVICES—2.1%
BM&F Bovespa SA	1,618,600	9,466,840
Citigroup, Inc.	142,580	5,466,517
JPMorgan Chase & Co.	285,100	11,532,295
		26,465,652
PHARMACEUTICALS—2.3%
Allergan, Inc.	95,200	7,740,712
Auxilium Pharmaceuticals, Inc. *	246,000	4,610,040
Johnson & Johnson	128,400	8,319,036
Pfizer, Inc.	441,900	8,502,156
		29,171,944
PRECIOUS METALS & MINERALS—0.4%
ETFS Physical Palladium Shares *	43,600	3,571,276
Stillwater Mining Co. *	125,600	1,921,680
		5,492,956

	SHARES	VALUE
COMMON STOCKS—(CONT.)

RAILROADS—1.0%
CSX Corp.	528,100	$12,975,417

RESEARCH & CONSULTING SERVICES—0.3%
Verisk Analytic, Inc., Cl. A*	99,500	3,313,350

RESTAURANTS—1.1%
McDonald’s Corp.	164,300	14,208,664

SEMICONDUCTOR EQUIPMENT—0.6%
Lam Research Corp.*	193,899	7,926,591

SEMICONDUCTORS—4.1%
Altera Corp.	116,700	4,770,696
Avago Technologies Ltd.	282,200	9,490,386
Broadcom Corp., Cl. A *	280,500	10,398,135
Micron Technology, Inc. *	344,600	2,539,702
ON Semiconductor Corp. *	646,200	5,615,478
Skyworks Solutions, Inc. *	516,600	13,075,146
Texas Instruments, Inc.	208,900	6,214,775
		52,104,318
SOFT DRINKS—2.3%
Coca-Cola Co., /The	212,100	14,424,921
PepsiCo, Inc.	250,200	16,022,808
		30,447,729
SPECIALIZED FINANCE—1.1%
CME Group, Inc.	47,900	13,852,201

SPECIALTY CHEMICALS—0.6%
Rockwood Holdings, Inc.*	129,600	7,836,912

SYSTEMS SOFTWARE—1.7%
Oracle Corp.	684,100	20,919,778

TOBACCO—1.1%
Philip Morris International, Inc.	190,850	13,582,795

TRADING COMPANIES & DISTRIBUTORS—0.5%
United Rentals, Inc.*	250,400	5,761,704

TRUCKING—0.5%
Hertz Global Holdings, Inc.*	436,215	6,137,545

WIRELESS TELECOMMUNICATION SERVICES—0.6%
SBA Communications Corp.*	182,500	6,966,025

TOTAL COMMON STOCKS (Cost $1,137,931,681)		1,209,038,127

CONVERTIBLE PREFERRED STOCK—0.3%

PHARMACEUTICALS—0.3%
Merrimack Pharmaceuticals, Inc., Series G*,(L3),(a) (Cost $3,475,570)	496,510	3,475,570

	PRINCIPAL AMOUNT	VALUE
CONVERTIBLE CORPORATE BONDS—0.1%

DIVERSIFIED METALS & MINING—0.1%
Molycorp, Inc., 3.25%, 6/15/16(L2)(b) (Cost $1,040,000)	$1,040,000	$1,257,100

Total Investments (Cost $1,142,447,251)(c)	96.0%	1,213,770,797
Other Assets in Excess of Liabilities	4.0	50,967,546

NET ASSETS	100.0%	$1,264,738,343

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers. Security was acquired on April 6, 2011 for a cost of 3,475,570 and represents 0.3% of the net assets of the Fund.

(b)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 0.1% of the net assets of the Fund.

(c)

At July 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,147,740,461, amounted to $66,030,336 which consisted of aggregate gross unrealized appreciation of $108,622,271 and aggregate gross unrealized depreciation of $42,591,935.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.
(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS | ALGER LARGE CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments‡ (Unaudited) July 31, 2011

	SHARES	VALUE
COMMON STOCKS—95.0%

AEROSPACE & DEFENSE—1.8%
Boeing Co., /The	3,100	$218,457
General Dynamics Corp.	2,900	197,606
		416,063
AIR FREIGHT & LOGISTICS—2.0%
FedEx Corp.	2,550	221,544
United Parcel Service, Inc., Cl. B	3,250	224,964
		446,508
AIRLINES—0.4%
Delta Air Lines, Inc.*	12,550	99,020

APPLICATION SOFTWARE—1.8%
Adobe Systems, Inc. *	6,550	181,566
Salesforce.com, Inc. *	1,500	217,065
		398,631
ASSET MANAGEMENT & CUSTODY BANKS—1.8%
BlackRock, Inc.	1,100	196,306
Blackstone Group LP	13,200	219,252
		415,558
AUTO PARTS & EQUIPMENT—0.9%
Johnson Controls, Inc.	5,450	201,378

AUTOMOBILE MANUFACTURERS—1.3%
Ford Motor Co. *	14,250	173,993
General Motors Co. *	4,400	121,792
		295,785
BIOTECHNOLOGY—1.5%
Celgene Corp. *	2,100	124,530
Gilead Sciences, Inc. *	5,250	222,390
		346,920
BREWERS—0.5%
Anheuser-Busch InBev NV#	1,950	112,281

CABLE & SATELLITE—0.8%
Comcast Corporation, Cl. A	7,150	171,743

CASINOS & GAMING—1.0%
Las Vegas Sands Corp.*	4,950	233,541

COAL & CONSUMABLE FUELS—1.0%
Peabody Energy Corp.	3,900	224,133

COMMUNICATIONS EQUIPMENT—4.7%
Cisco Systems, Inc.	12,750	203,618
Corning, Inc.	15,400	245,014
F5 Networks, Inc. *	500	46,740
Juniper Networks, Inc. *	5,700	133,323
QUALCOMM, Inc.	7,800	427,283
		1,055,978
COMPUTER HARDWARE—6.2%
Apple, Inc. *	3,150	1,230,011
Hewlett-Packard Co.	4,500	158,220
		1,388,231

	SHARES	VALUE
COMMON STOCKS—(CONT.)

COMPUTER STORAGE & PERIPHERALS—1.3%
EMC Corp.*	11,350	$296,008

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.9%
Caterpillar, Inc.	2,300	227,217
Cummins, Inc.	2,000	209,760
		436,977
DATA PROCESSING & OUTSOURCED SERVICES—0.9%
Mastercard, Inc.	650	197,113

DEPARTMENT STORES—0.6%
Kohl’s Corp.	2,600	142,246

DIVERSIFIED CHEMICALS—1.5%
Dow Chemical Co., /The	4,750	165,633
EI Du Pont de Nemours & Co.	3,450	177,399
		343,032
DIVERSIFIED METALS & MINING—1.8%
Cliffs Natural Resources, Inc.	2,350	211,077
Freeport-McMoRan Copper & Gold, Inc.	3,500	185,360
		396,437
DRUG RETAIL—1.9%
CVS Caremark Corp.	8,300	301,704
Walgreen Co.	3,600	140,544
		442,248
ELECTRICAL COMPONENTS & EQUIPMENT—0.7%
Emerson Electric Co.	3,450	169,361

ENVIRONMENTAL & FACILITIES SERVICES—0.8%
Republic Services, Inc.	6,100	177,083

FERTILIZERS & AGRICULTURAL CHEMICALS—1.0%
Mosaic Co., /The	3,350	236,912

FOOTWEAR—0.9%
NIKE, Inc., Cl. B	2,200	198,330

GENERAL MERCHANDISE STORES—1.0%
Target Corp.	4,400	226,556

GOLD—0.7%
Goldcorp, Inc.	3,500	167,335

HEALTH CARE EQUIPMENT—0.8%
Covidien PLC	3,400	172,686

HEALTH CARE SERVICES—0.9%
Express Scripts, Inc.*	3,750	203,475

HOME IMPROVEMENT RETAIL—1.0%
Lowe’s Companies, Inc.	10,350	223,353

HOTELS RESORTS & CRUISE LINES—1.7%
Carnival Corp.	4,750	158,175
Starwood Hotels & Resorts Worldwide, Inc.	4,150	228,084
		386,259
HOUSEHOLD PRODUCTS—1.2%
Procter & Gamble Co., /The	4,450	273,631

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HYPERMARKETS & SUPER CENTERS—1.4%
Wal-Mart Stores, Inc.	5,850	$308,354

INDUSTRIAL CONGLOMERATES—0.9%
Tyco International Ltd.	4,550	201,520

INDUSTRIAL MACHINERY—2.7%
Eaton Corp.	3,100	148,645
Illinois Tool Works, Inc.	2,800	139,440
Ingersoll-Rand PLC	3,350	125,357
Stanley Black & Decker, Inc.	2,750	180,867
		594,309
INTEGRATED OIL & GAS—5.3%
Chevron Corp.	4,400	457,688
Exxon Mobil Corp.	5,900	470,761
Royal Dutch Shell PLC #	3,950	290,562
		1,219,011
INTERNET RETAIL—1.8%
Amazon.com, Inc. *	1,400	311,527
Expedia, Inc.	3,500	110,915
		422,442
INTERNET SOFTWARE & SERVICES—4.9%
Baidu, Inc. #*	800	125,656
eBay, Inc. *	6,100	199,775
Google, Inc., Cl. A *	1,152	695,450
Yahoo! Inc. *	7,550	98,905
		1,119,786
IT CONSULTING & OTHER SERVICES—3.1%
Cognizant Technology Solutions Corp., Cl. A *	2,550	178,169
International Business Machines Corp.	2,950	536,457
		714,626
LIFE SCIENCES TOOLS & SERVICES—0.8%
Thermo Fisher Scientific, Inc.*	3,050	183,275

MANAGED HEALTH CARE—0.9%
Aetna, Inc.	4,950	205,376

MOVIES & ENTERTAINMENT—0.7%
Walt Disney Co., /The	3,900	150,618

OIL & GAS EQUIPMENT & SERVICES—3.2%
Baker Hughes, Inc.	3,250	251,485
National Oilwell Varco, Inc.	1,500	120,855
Schlumberger Ltd.	3,950	356,962
		729,302
OIL & GAS EXPLORATION & PRODUCTION—1.9%
Devon Energy Corp.	4,000	314,800
Nexen, Inc.	4,800	111,840
		426,640
OTHER DIVERSIFIED FINANCIAL SERVICES—2.4%
BM&F Bovespa SA	31,900	186,576
Citigroup, Inc.	4,050	155,277
JPMorgan Chase & Co.	4,850	196,183
		538,036

	SHARES	VALUE
COMMON STOCKS—(CONT.)

PAPER PRODUCTS—0.7%
International Paper Co.	5,300	$157,410

PHARMACEUTICALS—3.8%
Allergan, Inc.	1,400	113,834
Bristol-Myers Squibb Co.	5,800	166,228
Johnson & Johnson	3,700	239,722
Pfizer, Inc.	8,600	165,464
Teva Pharmaceutical Industries Ltd. #	3,750	174,900
		860,148
RAILROADS—1.0%
CSX Corp.	9,550	234,644

SEMICONDUCTORS—3.1%
ARM Holdings PLC #	3,550	102,205
Broadcom Corp., Cl. A *	5,200	192,763
Intel Corp.	7,500	167,475
Micron Technology, Inc. *	11,250	82,913
Texas Instruments, Inc.	5,350	159,163
		704,519
SOFT DRINKS—3.0%
Coca-Cola Co., /The	4,550	309,446
PepsiCo, Inc.	5,750	368,229
		677,675
SPECIALIZED FINANCE—0.9%
CME Group, Inc.	700	202,433

SPECIALTY STORES—0.5%
Staples, Inc.	7,550	121,253

SYSTEMS SOFTWARE—4.3%
Check Point Software Technologies Ltd. *	2,400	138,360
Microsoft Corp.	10,700	293,180
Oracle Corp.	13,850	423,533
VMware, Inc., Cl. A *	1,200	120,408
		975,481
TOBACCO—0.5%
Philip Morris International, Inc.	1,750	124,548

WIRELESS TELECOMMUNICATION SERVICES—0.9%
American Tower Corp., Cl. A*	4,100	215,373

TOTAL COMMON STOCKS (Cost $19,999,216)		21,581,591

Total Investments (Cost $19,999,216)(a)	95 .0%	21,581,591
Other Assets in Excess of Liabilities	5 .0	1,124,421

NET ASSETS	100.0%	$22,706,012

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.

(a)

At July 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $20,029,373, amounted to $1,552,218 which consisted of aggregate gross unrealized appreciation of $2,646,771 and aggregate gross unrealized depreciation of $1,094,553.

See Notes to Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS  |  ALGER MID CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments‡ (Unaudited) July 31, 2011

	SHARES	VALUE
COMMON STOCKS—98.6%

AEROSPACE & DEFENSE—2.8%
Goodrich Corp. ^	75,900	$7,221,126
Spirit Aerosystems Holdings, Inc., Cl. A *	288,000	5,901,120
		13,122,246
APPAREL RETAIL—2.0%
Abercrombie & Fitch Co., Cl. A	36,200	2,646,944
Fast Retailing Co., Ltd.	40,200	7,145,274
		9,792,218
APPLICATION SOFTWARE—3.4%
Adobe Systems, Inc. *	126,700	3,512,124
Cadence Design Systems, Inc. *	428,400	4,425,372
Informatica Corp. *	88,000	4,499,440
Salesforce.com, Inc. *	23,300	3,371,743
		15,808,679
ASSET MANAGEMENT & CUSTODY BANKS—3.3%
Affiliated Managers Group, Inc. *	39,000	4,068,870
Blackstone Group LP	358,700	5,958,007
KKR & Co., LP	393,700	5,767,705
		15,794,582
AUTO PARTS & EQUIPMENT—1.1%
BorgWarner, Inc.*	64,800	5,159,376

AUTOMOTIVE RETAIL—0.5%
Carmax, Inc.*	77,900	2,490,463

BIOTECHNOLOGY—0.8%
Human Genome Sciences, Inc. *	94,200	1,979,142
Optimer Pharmaceuticals, Inc. *	183,759	1,944,170
		3,923,312
BROADCASTING & CABLE TV—2.1%
CBS Corp., Cl. B	172,200	4,713,114
Discovery Communications, Inc., Series C *	136,200	4,907,286
		9,620,400
CASINOS & GAMING—1.0%
Wynn Resorts Ltd.	31,000	4,764,080

CHEMICALS—0.9%
Metabolix, Inc.*	651,360	4,448,789

COAL & CONSUMABLE FUELS—3.1%
Arch Coal, Inc. ^	185,600	4,751,360
Patriot Coal Corp. *,^	217,600	4,114,816
Peabody Energy Corp. ^	101,000	5,804,470
		14,670,646
COMMUNICATIONS EQUIPMENT—2.2%
Ciena Corp. *	313,400	4,845,164
Finisar Corp. *	119,900	2,043,096
Riverbed Technology, Inc. *	124,000	3,550,120
		10,438,380
COMPUTER HARDWARE—1.0%
Teradata Corp.*	87,400	4,803,504

	SHARES	VALUE
COMMON STOCKS—(CONT.)

COMPUTER STORAGE & PERIPHERALS—0.4%
Fusion-io, Inc.*	64,400	$1,906,884

CONSTRUCTION & ENGINEERING—3.4%
Aecom Technology Corp. *	273,000	6,754,020
Chicago Bridge & Iron Co., NV #+	150,900	6,224,625
Fluor Corp.	38,700	2,458,611
		15,437,256
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.8%
Joy Global, Inc.	74,500	6,997,040
Westport Innovations, Inc. *	56,600	1,451,224
		8,448,264
DISTILLERS & VINTNERS—1.0%
Brown-Forman Corp., Cl. B	60,900	4,479,804

DIVERSIFIED METALS & MINING—5.2%
Cliffs Natural Resources, Inc. ^	71,300	6,404,166
Ivanhoe Mines Ltd. *	92,600	2,428,898
Molycorp, Inc. *	126,600	8,055,558
Walter Energy, Inc.	56,700	6,949,719
		23,838,341
ELECTRICAL COMPONENTS & EQUIPMENT—2.2%
AMETEK, Inc.	86,400	3,672,000
General Cable Corp. *	169,500	6,741,015
		10,413,015
ENVIRONMENTAL & FACILITIES SERVICES—1.2%
Stericycle, Inc.*	68,100	5,592,372

FOOD RETAIL—0.5%
Whole Foods Market, Inc.	38,000	2,534,600

FOOTWEAR—1.2%
Salvatore Ferragamo Italia SpA*	300,400	5,719,890

GENERAL MERCHANDISE STORES—0.3%
Dollar General Corp.*	37,800	1,189,188

HEALTH CARE FACILITIES—0.3%
Universal Health Services, Inc., Cl. B	24,595	1,220,896

HEALTH CARE SERVICES—1.4%
HMS Holdings Corp. *	52,600	3,976,560
Quest Diagnostics, Inc.	44,000	2,376,440
		6,353,000
HEALTH CARE TECHNOLOGY—1.1%
Agilent Technologies, Inc. *	44,200	1,863,472
Allscripts Healthcare Solutions, Inc. *	178,500	3,239,775
		5,103,247
HOTELS RESORTS & CRUISE LINES—3.6%
Ctrip.com International Ltd. #*	110,700	5,103,269
Home Inns & Hotels Management, Inc. #*	132,000	5,087,280
Orient-Express Hotels Ltd., Cl. A *	248,200	2,454,698
Royal Caribbean Cruises Ltd.	68,800	2,106,656
Starwood Hotels & Resorts Worldwide, Inc.	44,600	2,451,216
		17,203,119

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HOUSEHOLD PRODUCTS—1.8%
Church & Dwight Co., Inc.	113,400	$4,574,556
Mead Johnson Nutrition Co., Cl. A	55,600	3,968,172
		8,542,728
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.6%
Robert Half International, Inc.	96,200	2,633,956

INDUSTRIAL CONGLOMERATES—0.5%
McDermott International, Inc.*,^	123,700	2,495,029

INDUSTRIAL MACHINERY—2.8%
Flowserve Corp.	64,700	6,429,886
SPX Corp.	90,000	6,771,600
		13,201,486
INTERNET RETAIL—1.3%
NetFlix, Inc.*	22,100	5,878,379

INTERNET SOFTWARE & SERVICES—3.3%
Akamai Technologies, Inc. *	82,700	2,002,994
Ancestry.com, Inc. *	46,500	1,655,865
OpenTable, Inc. *	152,300	10,791,978
VistaPrint NV *	53,900	1,439,130
		15,889,967
IT CONSULTING & OTHER SERVICES—0.8%
Gartner, Inc.*	99,500	3,672,545

LEISURE PRODUCTS—2.0%
Polo Ralph Lauren Corp., Cl. A	29,700	4,011,579
PVH Corp.	75,100	5,373,405
		9,384,984
LIFE SCIENCES TOOLS & SERVICES—1.0%
Life Technologies Corp. *	47,600	2,143,428
Waters Corp. *	27,200	2,390,608
		4,534,036
MANAGED HEALTH CARE—4.0%
Aetna, Inc.	168,400	6,986,916
CIGNA Corp.	143,600	7,146,972
Humana, Inc.	63,700	4,750,746
		18,884,634
MOTORCYCLE MANUFACTURERS—0.6%
Harley-Davidson, Inc.	60,000	2,603,400

MOVIES & ENTERTAINMENT—0.5%
DreamWorks Animation SKG, Inc.*	114,900	2,511,714

NETWORKING EQUIPMENT—0.8%
Fortinet, Inc.*	190,400	3,868,928

OFFICE REITS—1.6%
Boston Properties, Inc.	47,600	5,110,336
Digital Realty Trust, Inc.	41,700	2,552,457
		7,662,793
OIL & GAS DRILLING—1.2%
Nabors Industries Ltd.*,^	213,800	5,646,458

	SHARES	VALUE
COMMON STOCKS—(CONT.)

OIL & GAS EQUIPMENT & SERVICES—2.4%
Cameron International Corp. *,^	79,500	$4,447,230
Superior Energy Services, Inc. *	102,500	4,252,725
Weatherford International Ltd. *+	121,600	2,665,472
		11,365,427
OIL & GAS EXPLORATION & PRODUCTION—5.9%
Brigham Exploration Co. *,^	190,800	6,067,440
Concho Resources, Inc. *,^	26,000	2,433,080
Concho Resources, Inc., /Restricted *,(a)	26,600	2,489,228
Newfield Exploration Co. *,^	123,100	8,299,402
Petrohawk Energy Corp. *,^	65,700	2,509,083
Pioneer Natural Resources Co. ^	56,200	5,226,038
		27,024,271
OIL & GAS REFINING & MARKETING—1.1%
Marathon Petroleum Corp.	120,300	5,267,937

PACKAGED FOODS & MEATS—1.6%
Hain Celestial Group, Inc. *	112,500	3,637,125
McCormick & Co., Inc.	75,000	3,648,750
		7,285,875
PERSONAL PRODUCTS—0.7%
Estee Lauder Companies, Inc., /The, Cl. A	30,400	3,189,264

PHARMACEUTICALS—0.4%
Medicis Pharmaceutical Corp., Cl. A	53,800	2,000,284

RAILROADS—1.1%
Kansas City Southern*	88,600	5,258,410

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.2%
BR Malls Participacoes SA	468,540	5,456,606

REAL ESTATE SERVICES—1.1%
CB Richard Ellis Group, Inc.*	226,100	4,928,980

RESEARCH & CONSULTING SERVICES—1.5%
Verisk Analytic, Inc., Cl. A*	213,600	7,112,880

RESTAURANTS—0.7%
Chipotle Mexican Grill, Inc. *	7,400	2,401,892
Dunkin’ Brands Group, Inc. *	2,800	81,004
McCormick & Schmick’s Seafood Restaurants, Inc. *	104,076	920,032
		3,402,928
SEMICONDUCTOR EQUIPMENT—1.3%
Kla-Tencor Corp.	61,400	2,444,948
Lam Research Corp. *	86,200	3,523,856
		5,968,804
SEMICONDUCTORS—5.4%
Altera Corp.	165,400	6,761,553
Avago Technologies Ltd.	135,500	4,556,865
Netlogic Microsystems, Inc. *	97,300	3,361,715
NXP Semiconductor NV *	110,400	2,183,712
ON Semiconductor Corp. *	135,100	1,174,019
Skyworks Solutions, Inc. *	208,700	5,282,197
Xilinx, Inc.	72,100	2,314,410
		25,634,471

	SHARES	VALUE
COMMON STOCKS—(CONT.)

SPECIALIZED CONSUMER SERVICES—0.5%
Sotheby’s	55,500	$2,350,425

SPECIALTY CHEMICALS—1.1%
International Flavors & Fragrances, Inc.	40,200	2,459,034
Rockwood Holdings, Inc. *	45,700	2,763,479
		5,222,513
SPECIALTY STORES—1.1%
L’Occitane International SA*	1,872,000	5,140,086

SYSTEMS SOFTWARE—0.9%
Check Point Software Technologies Ltd.*	70,900	4,087,385

TOTAL COMMON STOCKS (Cost $469,774,685)		462,384,134

CONVERTIBLE PREFERRED STOCK—2.3%

BIOTECHNOLOGY—2.3%
Merrimack Pharmaceuticals, Inc., Series B-10, *,(L3),(b)	115,098	1,240,756
Merrimack Pharmaceuticals, Inc., Series B-3, *,(L3),(c)	11,510	124,078
Merrimack Pharmaceuticals, Inc., Series B-4, *,(L3),(d)	345,008	3,719,186
Merrimack Pharmaceuticals, Inc., Series B-7, *,(L3),(b)	115,098	1,240,756
Merrimack Pharmaceuticals, Inc., Series C-2, *,(L3),(e)	611,759	4,282,314
		10,607,090
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $5,689,999)		10,607,090

	CONTRACTS
PURCHASED OPTIONS—0.3%

PUT OPTIONS—0.1%
SPDR S&P 500 ETF Trust/ Sept./ 123 (Cost $528,611)	2,505	578,655

CALL OPTIONS—0.2%
SPDR S&P 500 ETF Trust/ Sept./ 134^ (Cost $867,016)	5,011	776,705

TOTAL PURCHASED OPTIONS (Cost $1,395,627)		1,355,360

Total Investments (Cost $476,860,311)(f)	101 .2%	474,346,584
Liabilities in Excess of Other Assets	(1 .2)	(5,722,692)

NET ASSETS	100.0%	$468,623,892

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

^	All or a portion of this security has been pledged as collateral for written call options.
+	All or a portion of this security is held as collateral for securities sold short.
*	Non-income producing security.
#	American Depository Receipts.
(a)

Restricted Security - Investment in security pending registration under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers. Security was acquired on October 7, 2010 for a cost of $1,204,980 and represents 0.5% of the net assets of the Fund.

(b)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $666,188 and represents 0.3% of the net assets of the Fund.

(c)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $66,620 and represents 0.0% of the net assets of the Fund.

(d)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $1,996,908 and represents 0.8% of the net assets of the Fund.

(e)

Restricted Security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers.  Security was acquired on August 25, 2010 for a cost of $2,294,095 and represents 0.9% of the net assets of the Fund.

(f)

At July 31, 2011, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $480,927,343, amounted to $6,580,759 which consisted of aggregate gross unrealized appreciation of $29,033,568 and aggregate gross unrealized depreciation of $35,614,327.

(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS  |  ALGER MID CAP GROWTH INSTITUTIONAL FUND

Schedule of Options Written‡ (Unaudited) July 31, 2011

	CONTRACTS	SHARES SUBJECT TO PUT/ CALL	VALUE
PUT OPTIONS WRITTEN
Arch Coal, Inc./ August/ 29	309	30,900	$108,150
Brigham Exploration Co./ August/ 32	204	20,400	30,804
Brigham Exploration Co./ August/ 33	51	5,100	14,280
Cameron International Corp./ Sept/ 57.5	75	7,500	27,750
Marathon Petroleum Corp./ Sept./ 45	100	10,000	25,500
McDermott International, Inc./ August/ 20	102	10,200	8,466
McDermott International, Inc./ August/ 23	360	36,000	102,600
Nabors Industries Ltd./ August/ 25	51	5,100	2,754
Newfield Exploration Co./ August/ 70	102	10,200	34,680
Peabody Energy Corp./ August/ 60	51	5,100	17,595
Peabody Energy Corp./ August/ 62.50	51	5,100	27,795
Pioneer Natural Resources Co./ August/ 90	51	5,100	11,730
Pioneer Natural Resources Co./ August/ 95	102	10,200	44,880
TOTAL PUT OPTIONS WRITTEN (Premiums Received $408,442)			456,984

CALL OPTIONS WRITTEN
Arch Coal, Inc./ August/ 27	100	10,000	5,600
Arch Coal, Inc./ August/ 28	100	10,000	3,000
Brigham Exploration Co./ August/ 30	51	5,100	11,475
Brigham Exploration Co./ August/ 31	155	15,500	31,775
Brigham Exploration Co./ August/ 32	102	10,200	15,300
Brigham Exploration Co./ August/ 33	51	5,100	5,100
Cameron International Corp./ Sept./ 52.5	75	7,500	27,750
Chicago Bridge & Iron Co., NV/ August/ 40	105	10,500	25,200
Cliffs Natural Resources, Inc./ August/ 100	51	5,100	2,958
Cliffs Natural Resources, Inc./ August/ 95	51	5,100	7,701
Concho Resources, Inc./ August/ 95	51	5,100	14,535
Goodrich Corp./ August/ 95	51	5,100	14,280
McDermott International, Inc./ August/ 21	100	10,000	6,200
McDermott International, Inc./ Sept./ 21	100	10,000	9,700
Nabors Industries Ltd./ August/ 25	153	15,300	30,141
Nabors Industries Ltd./ August/ 26	50	5,000	6,100
Nabors Industries Ltd./ August/ 27	50	5,000	4,150
Newfield Exploration Co./ August/ 70	53	5,300	8,215
Newfield Exploration Co./ August/ 75	53	5,300	1,325
Newfield Exploration Co./ Sept./ 70	50	5,000	12,750
Newfield Exploration Co./August/ 65	102	10,200	37,740
Patriot Coal Corp./ August/ 22	100	10,000	2,000
Patriot Coal Corp./ August/ 23	155	15,500	2,015
Patriot Coal Corp./ August/ 24	51	5,100	357
Patriot Coal Corp./ Sept./ 21	150	15,000	10,650
Patriot Coal Corp./ Sept./ 22	250	25,000	11,500
Peabody Energy Corp./ August/ 57.5	51	5,100	10,506
Peabody Energy Corp./ August/ 60	51	5,100	5,355
Peabody Energy Corp./ Sept./ 60	50	5,000	10,200
Petrohawk Energy Corp./ August/ 24	195	19,500	274,950
Petrohawk Energy Corp./ August/ 25	153	15,300	200,430
Petrohawk Energy Corp./ August/ 26	158	15,800	192,760
Pioneer Natural Resources Co./ August/ 90	51	5,100	25,500

	CONTRACTS	SHARES SUBJECT TO PUT/ CALL	VALUE
CALL OPTIONS WRITTEN (continued)
SPDR S&P 500 ETF Trust/ Sept./ 123	2,505	250,500	$2,104,200
Weatherford International Ltd./ August/ 22	100	10,000	8,200
Weatherford International Ltd./ Sept./ 22	100	10,000	12,600

TOTAL CALL OPTIONS WRITTEN (Premiums Received $2,762,415)			3,152,218
TOTAL OPTIONS WRITTEN (Premiums Received $3,170,857)			$3,609,202

See Notes to Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments‡ (Unaudited) July 31, 2011

	SHARES	VALUE
COMMON STOCKS—96.1%

AEROSPACE & DEFENSE—2.5%
AAR Corp.	540,350	$15,853,869
Esterline Technologies Corp. *	207,475	15,844,866
		31,698,735
AIR FREIGHT & LOGISTICS—0.7%
HUB Group, Inc., Cl. A*	265,200	9,409,296

AIRLINES—0.4%
US Airways Group, Inc.*	763,050	4,761,432

APPAREL RETAIL—3.4%
ANN, Inc. *	532,050	13,801,376
Childrens Place Retail Stores, Inc., /The *	190,250	9,192,880
DSW, Inc., Cl. A *	187,050	9,909,909
Express, Inc.	399,200	8,958,048
Francesca’s Holdings Corp. *	97,950	2,572,167
		44,434,380
APPLICATION SOFTWARE—7.1%
BroadSoft, Inc. *	225,019	6,572,805
Cadence Design Systems, Inc. *	1,404,050	14,503,836
Concur Technologies, Inc. *	195,800	8,897,152
Nice Systems Ltd. #*	434,555	15,522,304
QLIK Technologies, Inc. *	397,800	12,057,318
RealPage, Inc. *	397,000	9,547,850
Taleo Corp., Cl. A *	345,950	11,450,945
Ultimate Software Group, Inc. *	212,850	11,574,783
		90,126,993
ASSET MANAGEMENT & CUSTODY BANKS—0.9%
Fortress Investment Group LLC, Cl. A*	2,418,050	10,857,045

AUTO PARTS & EQUIPMENT—1.4%
Dana Holding Corp. *	805,900	13,434,353
Tenneco, Inc. *	101,700	4,061,898
		17,496,251
BIOTECHNOLOGY—2.9%
Cubist Pharmaceuticals, Inc. *	293,950	9,985,481
Incyte Corp., Ltd. *	352,300	6,144,112
InterMune, Inc. *	220,500	7,360,290
Onyx Pharmaceuticals, Inc. *	131,250	4,328,625
Optimer Pharmaceuticals, Inc. *	831,812	8,800,571
		36,619,079
COAL & CONSUMABLE FUELS—0.8%
Patriot Coal Corp.*	524,250	9,913,568

COMMUNICATIONS EQUIPMENT—1.8%
ADTRAN, Inc.	135,650	4,488,659
Aruba Networks, Inc. *	278,750	6,397,312
Ciena Corp. *	384,350	5,942,051
Finisar Corp. *	303,900	5,178,456
		22,006,478
CONSTRUCTION & ENGINEERING—0.7%
Aecom Technology Corp.*	359,650	8,897,741

	SHARES	VALUE
COMMON STOCKS—(CONT.)

DATA PROCESSING & OUTSOURCED SERVICES—2.1%
Jack Henry & Associates, Inc.	400,850	$11,604,608
Wright Express Corp. *	296,735	14,599,362
		26,203,970
DISTRIBUTORS—1.0%
LKQ Corp.*	490,390	12,048,882

DIVERSIFIED CHEMICALS—0.9%
Solutia, Inc.*	525,400	11,264,576

DIVERSIFIED METALS & MINING—0.3%
Grande Cache Coal Corp.*	386,700	3,529,806

EDUCATION SERVICES—0.7%
American Public Education, Inc.*	179,700	8,188,929

ELECTRIC UTILITIES—1.2%
ITC Holdings Corp.	220,385	15,484,250

ELECTRICAL COMPONENTS & EQUIPMENT—2.1%
GrafTech International Ltd. *	679,800	13,092,948
Woodward Governor Co.	390,900	13,486,050
		26,578,998
ELECTRONIC COMPONENTS—0.8%
Aeroflex Holding Corp. *	394,050	5,634,915
Fabrinet *	257,200	3,960,880
		9,595,795
ELECTRONIC EQUIPMENT MANUFACTURERS—0.3%
Cognex Corp.	111,350	3,780,333

ENVIRONMENTAL & FACILITIES SERVICES—3.4%
Clean Harbors, Inc. *	305,900	16,136,225
Tetra Tech, Inc. *	442,700	9,739,400
Waste Connections, Inc.	504,300	16,258,632
		42,134,257
FOOD DISTRIBUTORS—1.1%
United Natural Foods, Inc.*	316,050	13,195,087

FOOD RETAIL—0.5%
Fresh Market, Inc., /The*	185,850	6,603,251

GOLD—0.7%
AuRico Gold, Inc.*	729,000	8,842,770

HEALTH CARE EQUIPMENT—3.9%
Arthrocare Corp. *	193,650	6,400,133
Insulet Corp. *	601,650	11,828,438
MAKO Surgical Corp. *	315,342	9,085,003
Sirona Dental Systems, Inc. *	163,000	8,244,540
Thoratec Corp. *	206,350	6,951,932
Volcano Corp. *	188,900	5,933,349
		48,443,395
HEALTH CARE FACILITIES—1.4%
Healthsouth Corp. *	464,000	11,321,600
Kindred Healthcare, Inc. *	358,600	6,756,024
		18,077,624

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HEALTH CARE SERVICES—2.5%
Catalyst Health Solutions, Inc. *	194,650	$12,755,414
Centene Corp. *	78,300	2,569,023
Gentiva Health Services, Inc. *	275,050	4,948,150
HMS Holdings Corp. *	149,300	11,287,080
		31,559,667
HEALTH CARE SUPPLIES—0.9%
Align Technology, Inc.*	524,250	11,528,258

HEALTH CARE TECHNOLOGY—0.8%
Medidata Solutions, Inc.*	469,200	9,585,756

HOME FURNISHINGS—0.4%
Ethan Allen Interiors, Inc.	248,500	4,572,400

HOTELS RESORTS & CRUISE LINES—1.5%
Gaylord Entertainment Co. *	294,800	8,649,432
Interval Leisure Group *	748,366	9,616,503
		18,265,935
HOUSEHOLD APPLIANCES—0.7%
SodaStream International Ltd.*	115,500	8,471,925

INDUSTRIAL MACHINERY—4.3%
Actuant Corp., Cl. A	593,910	14,675,516
Barnes Group, Inc.	674,000	16,411,900
CLARCOR, Inc.	191,700	8,446,302
RBC Bearings, Inc. *	406,190	15,423,034
		54,956,752
INTERNET RETAIL—1.2%
Shutterfly, Inc.*	274,650	14,940,960

INTERNET SOFTWARE & SERVICES—3.9%
Ancestry.com, Inc. *	308,200	10,975,002
comScore, Inc. *	412,550	8,997,716
LogMeIn, Inc. *	318,050	11,306,677
OpenTable, Inc. *	141,250	10,008,975
VistaPrint NV *	279,790	7,470,393
		48,758,763
INVESTMENT BANKING & BROKERAGE—0.8%
Greenhill & Co., Inc.	68,950	3,036,558
Stifel Financial Corp. *	181,150	6,876,454
		9,913,012
LEISURE FACILITIES—1.5%
Life Time Fitness, Inc. *	166,345	6,946,567
Six Flags Entertainment Corp.	351,250	12,367,513
		19,314,080
LEISURE PRODUCTS—1.9%
Brunswick Corp.	426,200	9,303,946
Vera Bradley, Inc. *	160,950	5,837,657
Warnaco Group, Inc., /The *	163,600	8,719,880
		23,861,483
LIFE SCIENCES TOOLS & SERVICES—1.6%
Bruker Corp. *	596,700	10,275,174

	SHARES	VALUE
COMMON STOCKS—(CONT.)

LIFE SCIENCES TOOLS & SERVICES—(CONT.)
Parexel International Corp. *	452,642	$9,292,740
		19,567,914
MANAGED HEALTH CARE—1.6%
Amerigroup Corp. *	165,000	9,075,000
Healthspring, Inc. *	274,350	11,259,324
		20,334,324
METAL & GLASS CONTAINERS—1.1%
Silgan Holdings, Inc.	347,750	13,485,745

NETWORKING EQUIPMENT—0.8%
Fortinet, Inc.*	503,950	10,240,264

OIL & GAS EQUIPMENT & SERVICES—2.6%
C&J Energy Services, Inc. *	66,150	2,017,575
Cal Dive International, Inc. *	1,001,100	5,586,138
Complete Production Services, Inc. *	288,800	11,228,544
Dril-Quip, Inc. *	159,970	11,279,485
Lufkin Industries, Inc.	32,350	2,635,878
		32,747,620
OIL & GAS EXPLORATION & PRODUCTION—5.2%
Carrizo Oil & Gas, Inc. *	169,200	6,497,280
Energy XXI Bermuda Ltd. *	410,500	13,468,504
Kodiak Oil & Gas Corp. *	1,522,900	10,340,491
Nothern Oil and Gas, Inc. *	288,650	6,390,711
Petroleum Development Corp *	143,500	5,211,920
Quicksilver Resources, Inc. *	594,350	8,410,053
Rosetta Resources, Inc. *	188,400	9,753,468
Swift Energy Co. *	129,700	4,941,570
		65,013,997
PACKAGED FOODS & MEATS—0.9%
Hain Celestial Group, Inc.*	344,265	11,130,087

PHARMACEUTICALS—2.1%
Auxilium Pharmaceuticals, Inc. *	312,580	5,857,749
Medicis Pharmaceutical Corp., Cl. A	295,950	11,003,421
Salix Pharmaceuticals Ltd. *	122,900	4,766,062
Viropharma, Inc. *	266,050	4,810,184
		26,437,416
PRECIOUS METALS & MINERALS—0.4%
Stillwater Mining Co.*	329,500	5,041,350

RAILROADS—1.1%
Genesee & Wyoming, Inc., Cl. A*	242,850	13,366,464

REGIONAL BANKS—1.7%
Signature Bank *	233,450	13,810,901
Texas Capital Bancshares, Inc. *	304,800	8,330,184
		22,141,085
RESEARCH & CONSULTING SERVICES—0.6%
CoStar Group, Inc.*	138,155	8,117,988

RESTAURANTS—1.8%
Cheesecake Factory, Inc., /The *	361,000	10,407,630
McCormick & Schmick’s Seafood Restaurants, Inc. *	501,267	4,431,200

	SHARES	VALUE
COMMON STOCKS—(CONT.)

RESTAURANTS—(CONT.)
Sonic Corp. *	744,550	$7,966,685
		22,805,515
SECURITY & ALARM SERVICES—0.9%
Geo Group, Inc., /The*	523,150	10,881,520

SEMICONDUCTOR EQUIPMENT—0.8%
Novellus Systems, Inc.*	342,600	10,634,304

SEMICONDUCTORS—3.5%
Applied Micro Circuits Corporation *	523,800	3,305,178
Inphi Corp. *	504,750	6,405,278
Mellanox Technologies Ltd. *	344,400	12,002,339
Netlogic Microsystems, Inc. *	318,850	11,016,268
RF Micro Devices, Inc. *	1,630,000	11,002,500
		43,731,563
SPECIALIZED CONSUMER SERVICES—0.7%
Sotheby’s	210,150	8,899,853

SPECIALTY CHEMICALS—2.0%
Kraton Performance Polymers, Inc. *	334,500	12,075,450
Rockwood Holdings, Inc. *	221,750	13,409,223
		25,484,673
SPECIALTY STORES—1.7%
Teavana Holdings, Inc. *	24,655	695,271
Ulta Salon, Cosmetics & Fragrance, Inc. *	125,650	7,919,720
Vitamin Shoppe, Inc. *	287,750	12,534,390
		21,149,381
THRIFTS & MORTGAGE FINANCE—0.9%
Northwest Bancshares, Inc.	940,250	11,555,673

TRADING COMPANIES & DISTRIBUTORS—0.7%
United Rentals, Inc.*	358,400	8,246,784

TOTAL COMMON STOCKS (Cost $1,051,592,808)		1,206,935,432

Total Investments (Cost $1,051,592,808)(a)	96 .1%	1,206,935,432
Other Assets in Excess of Liabilities	3 .9	48,531,952

NET ASSETS	100.0%	$1,255,467,384

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
#	American Depository Receipts.
(a)

At July 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,052,193,821, amounted to $154,741,611 which consisted of aggregate gross unrealized appreciation of $215,215,373 and aggregate gross unrealized depreciation of $60,473,762.

See Notes to Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

NOTE 1 — General:

The Alger Institutional Funds (the “Trust”), is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company and currently issues an unlimited number of shares of beneficial interest in four funds — Alger Capital Appreciation Institutional Fund, Alger Large Cap Growth Institutional Fund, Alger Mid Cap Growth Institutional Fund and Alger Small Cap Growth Institutional Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers Class I and Class R shares. Each class has identical rights to assets and earnings except that each share class bears the cost of its transfer agency and sub-transfer agency services and Class R shares bear the cost of its plan of distribution.

NOTE 2 — Significant Accounting Policies:

Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).

Equity securities and option contracts for which valuation information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, such securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market.  Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign

THE ALGER INSTITUTIONAL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

markets and the close of the NYSE may result in adjustments to the closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, a broker quote in an inactive market, an exchange listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.  Inputs for Level 3 include derived prices from unobservable market information which can include cash flows and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments.  The following is a summary of the inputs used as of July 31, 2011 in valuing the Funds’ investments carried at fair value. There were no significant transfers of investment assets between Levels 1 and 2 as of July 31, 2011.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Alger Capital Appreciation Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$195,072,664	$195,072,664	—	—
Consumer Staples	75,876,309	75,876,309	—	—
Energy	137,844,702	137,844,702	—	—
Financials	59,448,274	59,448,274	—	—
Health Care	147,230,822	147,230,822	—	—
Industrials	180,631,366	180,631,366	—	—
Information Technology	340,448,787	340,448,787	—	—
Materials	61,697,271	61,697,271	—	—
Telecommunication Services	10,787,932	10,787,932	—	—
TOTAL COMMON STOCKS	$1,209,038,127	$1,209,038,127	—	—
CONVERTIBLE CORPORATE BONDS
Materials	$1,257,100	—	$1,257,100	—
CONVERTIBLE PREFERRED STOCK
Health Care	$3,475,570	—	—	$3,475,570
TOTAL INVESTMENTS IN SECURITIES	$1,213,770,797	$1,209,038,127	$1,257,100	$3,475,570

Alger Large Cap Growth Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$2,773,504	$2,773,504	—	—
Consumer Staples	1,938,737	1,938,737	—	—
Energy	2,599,086	2,599,086	—	—
Financials	1,156,027	1,156,027	—	—
Health Care	1,971,880	1,971,880	—	—
Industrials	2,775,485	2,775,485	—	—
Information Technology	6,850,373	6,850,373	—	—
Materials	1,301,126	1,301,126	—	—
Telecommunication Services	215,373	215,373	—	—
TOTAL COMMON STOCKS	$21,581,591	$21,581,591	—	—
TOTAL INVESTMENTS IN SECURITIES	$21,581,591	$21,581,591	—	—

Alger Mid Cap Growth Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$87,210,650	$87,210,650	—	—
Consumer Staples	26,032,271	26,032,271	—	—
Energy	63,974,739	63,974,739	—	—
Financials	33,842,961	33,842,961	—	—
Health Care	42,019,409	42,019,409	—	—
Industrials	83,714,914	83,714,914	—	—
Information Technology	92,079,547	92,079,547	—	—
Materials	33,509,643	33,509,643	—	—
TOTAL COMMON STOCKS	$462,384,134	$462,384,134	—	—

THE ALGER INSTITUTIONAL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

Alger Mid Cap Growth Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
CONVERTIBLE PREFERRED STOCK
Health Care	$10,607,090	—	—	$10,607,090
PURCHASED OPTIONS
Financials	$1,355,360	$1,355,360	—	—
TOTAL INVESTMENTS IN SECURITIES	$474,346,584	$463,739,494	—	$10,607,090
SECURITIES SOLD SHORT
OPTIONS WRITTEN
Energy	$1,327,897	$1,327,897	—	—
Financials	$2,104,200	$2,104,200	—	—
Industrials	166,446	166,446	—	—
Materials	10,659	10,659	—	—
TOTAL SECURITIES SOLD SHORT	$3,609,202	$3,609,202	—	—

Alger Small Cap Growth Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$224,449,974	$224,449,974	—	—
Consumer Staples	30,928,425	30,928,425	—	—
Energy	107,675,185	107,675,185	—	—
Financials	54,466,815	54,466,815	—	—
Health Care	222,153,433	222,153,433	—	—
Industrials	219,049,967	219,049,967	—	—
Information Technology	265,078,463	265,078,463	—	—
Materials	67,648,920	67,648,920	—	—
Utilities	15,484,250	15,484,250	—	—
TOTAL COMMON STOCKS	$1,206,935,432	$1,206,935,432	—	—
TOTAL INVESTMENTS IN SECURITIES	$1,206,935,432	$1,206,935,432	—	—

THE ALGER INSTITUTIONAL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)
Alger Capital Appreciation Institutional Fund	Convertible Preferred Stock
Opening balance at May 1, 2011	$3,475,570
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements
Purchases	$—
Issuances	—
Sales	—
Settlements	—
Closing balance at July 31, 2011	3,475,570
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at July 31, 2011	$—

Alger Mid Cap Growth Institutional Fund	Convertible Preferred Stock
Opening balance at May 1, 2011	$10,607,090
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at July 31, 2011	10,607,090
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at July 31, 2011	$—

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to economically hedge

THE ALGER INSTITUTIONAL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices.  The Funds purchase call options to increase their exposure to stock market risk and also provide diversification of risk.  The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time.  The Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolio’s.  The cash flows may be an important source of the Funds’ return, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio.  The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price.  Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the three months ended July 31, 2011, options were used in accordance with these objectives.

The fair values of derivative instruments as of July 31, 2011 are as follows:

Alger Mid Cap Growth Institutional Fund

	ASSET DERIVATIVES 2011		LIABILITY DERIVATIVES 2011
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Purchased Put Options	Investments in securities, at value	$578,655		—
Purchased Call Options	Investments in securities, at value	776,705		—
Written Put Options	—	—	Written options outstanding, at value	$456,984
Written Call Options	—	—	Written options outstanding, at value	3,152,218
Total	—	$1,355,360		$3,609,202

THE ALGER INSTITUTIONAL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

For the 3 months ended July 31, 2011, the Alger Mid Cap Growth Institutional Fund had option purchases of $1,456,758 and option sales of $3,392,167. The effect of derivative instruments on the statement of operations for the 3 months ended July 31, 2011 is as follows:

Net realized gain on investments and options

Alger Mid Cap Growth Institutional Fund

Derivatives not accounted for as hedging instruments	Options
Written Call Options	$251,033
Written Put Options	174,736
Total	$425,769

Net change in unrealized appreciation (depreciation) on investments, options

Alger Mid Cap Growth Institutional Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$(40,267)
Written Options	(433,475)
Total	$(473,742)

NOTE 5 — Recent Accounting Pronouncements:

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Portfolio’s financial statements and disclosures.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Institutional Funds

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: September 21, 2011

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: September 21, 2011